Consolidated Statements of Equity - USD ($)	Total	Cumulative Effect, Period of Adoption, Adjustment	Common stock	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Noncontrolling interest
Equity, balance at Dec. 31, 2016	$ 73,120,819	$ 1,082,924	$ 54,643,268	$ 18,604,931	$ 1,082,924	$ (127,380)
Equity, common shares outstanding at Dec. 31, 2016			16,074,176
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss) attributable to common shareholders	(7,978,633)			(7,978,633)
Net loss at subsidiary attributable to noncontrolling interests	(71,182)					(71,182)
Net income (loss)	(8,049,815)
Repurchase of subsidiary shares to noncontrolling interest	0
Share-based compensation, amount	1,115,063		$ 1,115,063
Share-based compensation, shares			146,275
Exercise of options and related tax benefit	372,500		$ 372,500
Exercise of options and related tax benefit, shares			50,000
Repurchase of common shares	(3,719,890)		$ (3,719,890)
Repurchase of common shares, shares			(547,376)
Equity, balance at Dec. 31, 2017	63,921,601		$ 52,410,941	11,709,222		(198,562)
Equity, common shares outstanding at Dec. 31, 2017			15,723,075
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss) attributable to common shareholders	(6,963,068)			(6,963,068)
Net loss at subsidiary attributable to noncontrolling interests	(75,704)					(75,704)
Net income (loss)	(7,038,772)
Repurchase of subsidiary shares to noncontrolling interest	0
Share-based compensation, amount	1,364,698		$ 1,364,698
Share-based compensation, shares			170,759
Proceeds from sale of common stock, net of offering costs	200,909		$ 200,909
Proceeds from the sale of common stock, net of offering costs, shares			30,704
Repurchase of common shares	(2,877,935)		$ (2,877,935)
Repurchase of common shares, shares			(443,041)
Equity, balance at Dec. 31, 2018	$ 55,570,501		$ 51,098,613	4,746,154		(274,266)
Equity, common shares outstanding at Dec. 31, 2018	15,481,497		15,481,497
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Net income (loss) attributable to common shareholders	$ (3,537,759)			(3,537,759)
Net loss at subsidiary attributable to noncontrolling interests	(8,752)					(8,752)
Net income (loss)	(3,546,511)
Repurchase of subsidiary shares to noncontrolling interest	(800,000)		$ (685,805)			(114,195)
Sale of subsidiary shares to noncontrolling interest	1,000,000		640,407			359,593
Vesting of common stock	862,200		$ 862,200
Vesting of common stock, shares			180,000
Share-based compensation, amount	1,485,898		$ 1,485,898
Share-based compensation, shares			225,536
Repurchase of common shares	(3,486,835)		$ (3,486,835)
Repurchase of common shares, shares			(623,478)
Equity, balance at Dec. 31, 2019	$ 51,085,253		$ 49,914,478	$ 1,208,395		$ (37,620)
Equity, common shares outstanding at Dec. 31, 2019	15,263,555		15,263,555